UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21148

Investment Company Act File Number

Eaton Vance New York Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Bond Fund

December 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 161.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.7%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$3,360	$3,859,699
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 10/15/35	50	55,994
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 10/15/35(1)	6,100	6,831,207

		$10,746,900

Education — 25.7%
Hempstead Local Development Corp., (Adelphi University Project), 5.00%, 6/1/20	$760	$903,678
Hempstead Local Development Corp., (Adelphi University Project), 5.00%, 6/1/21	950	1,135,849
Hempstead Local Development Corp., (Adelphi University Project), 5.00%, 6/1/31	800	902,664
Hempstead Local Development Corp., (Adelphi University Project), 5.00%, 6/1/32	300	336,153
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	405	467,990
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/24	210	239,272
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/25	135	152,312
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	240	278,383
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39(1)	10,000	11,599,300
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(1)	10,000	11,678,400
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	5,700	6,553,404
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	10,000	11,586,800
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	2,000	2,234,820
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	2,700	3,053,349
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	1,175	1,378,545
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	250	292,848
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,250	6,013,717

		$58,807,484

Electric Utilities — 1.6%
Puerto Rico Electric Power Authority, 5.25%, 7/1/30	$3,560	$3,634,048

		$3,634,048

Escrowed/Prerefunded — 0.7%
Madison County Industrial Development Agency, (Colgate University), Prerefunded to 7/1/13, 5.00%, 7/1/33	$1,630	$1,669,120

		$1,669,120

General Obligations — 12.3%
Arlington Central School District, 4.00%, 12/15/29	$2,360	$2,660,286
Arlington Central School District, 4.00%, 12/15/30	2,330	2,613,398
Long Beach City School District, 4.50%, 5/1/26	4,715	5,255,811
New York, 5.00%, 2/15/34(1)	7,250	8,404,200
New York City, 4.00%, 10/1/30(1)	7,500	8,119,800
Peekskill, 5.00%, 6/1/35	465	516,689
Peekskill, 5.00%, 6/1/36	490	542,910

		$28,113,094

Security	Principal Amount (000’s omitted)	Value
Hospital — 5.7%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$620	$687,351
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	820	905,395
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	1,065	1,273,793
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/26	2,055	2,214,858
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	6,900	7,881,387

		$12,962,784

Housing — 1.2%
New York Housing Development Corp., 4.95%, 11/1/39	$2,500	$2,688,325

		$2,688,325

Industrial Development Revenue — 1.0%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$500	$584,095
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,440	1,745,165

		$2,329,260

Insured-Education — 19.1%
Madison County Industrial Development Agency, (Colgate University), (NPFG), 5.00%, 7/1/39	$4,000	$4,179,480
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	925	1,144,558
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,750	2,081,555
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	10,750	11,973,887
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	1,555	1,714,730
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	2,405	2,651,753
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	3,750	4,169,100
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	8,500	9,371,930
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/34	5,555	2,151,118
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/36	8,455	2,975,484
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/37	4,000	1,342,680

		$43,756,275

Insured-Electric Utilities — 6.0%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,000	$6,006,750
New York Power Authority, (BHAC), (NPFG), 4.50%, 11/15/47(1)	7,210	7,677,058

		$13,683,808

Insured-Escrowed/Prerefunded — 1.5%
New York Dormitory Authority, (Brooklyn Law School), (XLCA), Prerefunded to 7/1/13, 5.125%, 7/1/30	$3,280	$3,359,081

		$3,359,081

Insured-General Obligations — 8.7%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$2,290	$2,704,513
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	2,390	2,847,159
East Northport Fire District, (AGC), 4.50%, 11/1/20	200	239,604
East Northport Fire District, (AGC), 4.50%, 11/1/21	200	237,730
East Northport Fire District, (AGC), 4.50%, 11/1/22	200	235,506
East Northport Fire District, (AGC), 4.50%, 11/1/23	200	233,122
Eastchester Union Free School District, (AGM), 3.75%, 6/15/21	255	283,448
Eastchester Union Free School District, (AGM), 4.00%, 6/15/23	175	193,279
Freeport, (AGC), 5.00%, 10/15/20	185	223,715
Freeport, (AGC), 5.00%, 10/15/21	195	234,117
Hauppauge Union Free School District, (AGC), 4.00%, 7/15/24	940	1,044,152

Security	Principal Amount (000’s omitted)	Value
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	$1,110	$1,244,454
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	820	906,600
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	860	951,212
New York City, (AGM), 5.00%, 4/1/22	2,250	2,546,415
Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	785	909,854
Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	825	946,085
Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	905	1,030,524
Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	950	1,074,222
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	1,590	1,770,544

		$19,856,255

Insured-Hospital — 7.8%
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	$4,355	$4,802,345
New York Dormitory Authority, (Maimonides Medical Center), (NPFG), 5.00%, 8/1/33	2,525	2,659,305
New York Dormitory Authority, (New York and Presbyterian Hospital), (AGM), (BHAC), (FHA), 5.25%, 2/15/31(1)	9,840	10,393,795

		$17,855,445

Insured-Housing — 1.1%
New York Housing Development Corp., (FGIC), (NPFG), 5.00%, 7/1/25	$2,350	$2,549,257

		$2,549,257

Insured-Other Revenue — 6.1%
New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$2,055	$2,162,867
New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	6,930	7,094,310
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	4,050	4,671,392

		$13,928,569

Insured-Solid Waste — 2.0%
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,490	$1,243,778
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	1,090	834,046
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	3,635	2,563,838

		$4,641,662

Insured-Special Tax Revenue — 6.3%
New York State Housing Finance Agency, (AGM), 5.00%, 3/15/37	$2,415	$2,595,835
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	2,175	2,769,645
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	3,000	661,650
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/32	4,000	1,225,560
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	11,060	1,717,176
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	850	908,327
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	4,185	4,468,324

		$14,346,517

Insured-Transportation — 8.2%
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/24(1)	$5,600	$6,535,028
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33(1)	11,000	12,230,130

		$18,765,158

Insured-Water and Sewer — 2.8%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.125%, 11/1/23	$300	$354,777
Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	3,835	4,522,194
Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	1,475	1,549,694

		$6,426,665

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 6.3%
Battery Park City Authority, 5.00%, 11/1/34	$4,925	$5,876,313
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	4,900	2,151,247
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/40	5,500	6,295,520

		$14,323,080

Special Tax Revenue — 15.4%
Metropolitan Transportation Authority Dedicated Tax Fund, 5.00%, 11/15/31(1)	$10,000	$11,900,000
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(1)	10,000	11,507,200
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	1,000	1,201,550
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	6,500	7,794,280
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	2,370	2,778,232

		$35,181,262

Transportation — 11.4%
Metropolitan Transportation Authority, 5.25%, 11/15/38	$3,430	$3,905,329
Nassau County Bridge Authority, 5.00%, 10/1/35	1,565	1,742,721
Nassau County Bridge Authority, 5.00%, 10/1/40	300	333,417
New York Thruway Authority, 5.00%, 1/1/37	7,380	8,334,751
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	10,000	11,615,000

		$25,931,218

Water and Sewer — 5.5%
Albany Municipal Water Finance Authority, 5.00%, 12/1/26	$755	$900,753
Albany Municipal Water Finance Authority, 5.00%, 12/1/29	500	588,195
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,000	1,167,620
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/44(1)	8,750	9,891,262

		$12,547,830

Total Tax-Exempt Investments — 161.1% (identified cost $334,323,291)		$368,103,097

Other Assets, Less Liabilities — (61.1)%		$(139,556,419)

Net Assets — 100.0%		$228,546,678

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FHA	-	Federal Housing Administration

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2012, 43.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 16.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $451,550.

A summary of open financial instruments at December 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	75 U.S. 30-Year Treasury Bond	Short	$(11,249,277)	$(11,062,500)	$186,777

At December 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $186,777.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$190,785,166

Gross unrealized appreciation	$34,576,284
Gross unrealized depreciation	(1,293,353)

Net unrealized appreciation	$33,282,931

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$368,103,097	$—	$368,103,097
Total Investments	$—	$368,103,097	$—	$368,103,097
Futures Contracts	$186,777	$—	$—	$186,777
Total	$186,777	$368,103,097	$—	$368,289,874

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 22, 2013

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 22, 2013